FAIR VALUE MEASUREMENTS - Forward purchase agreement assets (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2024 USD ($) Y	Aug. 02, 2024 Y	Jul. 12, 2024 Y
Fair value disclosure
Measurement input	11.36
Gain on forward purchase assets | $	$ 1,443
Term
Fair value disclosure
Measurement input | Y	2.78	2.94	3
Stock price
Fair value disclosure
Measurement input	1.15	0.78	3.54
Exercise price
Fair value disclosure
Measurement input		13.36	13.36
Volatility
Fair value disclosure
Measurement input	90	80	46
Risk-free rate
Fair value disclosure
Measurement input	3.6	3.71	4.2
Dividend rate
Fair value disclosure
Measurement input	0	0	0